Financial risk management and fair value of financial instruments - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management and fair value of financial instruments
Trade payables, Carrying amount	¥ 163,000	¥ 20,713
Long-term bank loan, Carrying amount	0	50,040
Short-term bank loans, Carrying amount	324,263	30,019
Other payables, deposits received and accrued expenses, Carrying amount	408,357	397,755
Lease liabilities, Carrying amount	55,161	62,959
Amounts due to related parties, Carrying amount	1,949	9,450
Total financial liabilities that are settled by delivering cash or another financial asset, Carrying amount			¥ 8,042,784	¥ 6,396,105
Liquidity risk
Financial risk management and fair value of financial instruments
Put option liabilities, Carrying amount	43,300	41,099
Trade payables, Carrying amount	163,000	20,713
Long-term bank loan, Carrying amount		50,040
Short-term bank loans, Carrying amount	324,263	30,019
Other payables, deposits received and accrued expenses, Carrying amount	408,357	397,755
Lease liabilities, Carrying amount	55,161	62,959
Amounts due to related parties, Carrying amount	1,949	9,450
Total financial liabilities that are settled by delivering cash or another financial asset, Carrying amount	996,030	612,035
Put option liabilities, contractual undiscounted cash flows	43,300	41,580
Trade payables, contractual undiscounted cash flows	163,000	20,713
Long-term bank loan, contractual undiscounted cash flows		52,984
Short-term bank loans, contractual undiscounted cash flows	329,243	30,019
Other payables, deposits received and accrued expenses, contractual undiscounted cash flows	408,357	397,755
Lease liabilities, contractual undiscounted cash flows	59,079	67,175
Amounts due to related parties, contractual undiscounted cash flows	1,949	9,450
Total financial liabilities that are settled by delivering cash or another financial asset, contractual undiscounted cash flows	1,004,928	619,676
Liquidity risk | Within 1 year or on demand
Financial risk management and fair value of financial instruments
Put option liabilities, contractual undiscounted cash flows	43,300	41,580
Trade payables, contractual undiscounted cash flows	163,000	20,713
Short-term bank loans, contractual undiscounted cash flows	329,243	30,019
Other payables, deposits received and accrued expenses, contractual undiscounted cash flows	408,357	397,755
Lease liabilities, contractual undiscounted cash flows	33,324	38,524
Amounts due to related parties, contractual undiscounted cash flows	1,949	9,450
Total financial liabilities that are settled by delivering cash or another financial asset, contractual undiscounted cash flows	979,173	538,041
Liquidity risk | More than 1 year but within 2 years
Financial risk management and fair value of financial instruments
Long-term bank loan, contractual undiscounted cash flows		52,984
Lease liabilities, contractual undiscounted cash flows	15,715	22,761
Total financial liabilities that are settled by delivering cash or another financial asset, contractual undiscounted cash flows	15,715	75,745
Liquidity risk | More than 2 year but within 5 years
Financial risk management and fair value of financial instruments
Lease liabilities, contractual undiscounted cash flows	10,040	5,890
Total financial liabilities that are settled by delivering cash or another financial asset, contractual undiscounted cash flows	¥ 10,040	¥ 5,890